4. Secured Note and Accounts Receivable - Related Parties (Details) (USD $)	1 Months Ended									12 Months Ended		1 Months Ended				12 Months Ended
	Jul. 31, 2013	Mar. 13, 2012	Jul. 24, 2013	Jun. 27, 2013	Jun. 24, 2013	Apr. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 CEO [Member]	Mar. 08, 2012 CEO [Member]	Dec. 01, 2008 Parent Company [Member]	Mar. 30, 2008 Parent Company [Member]	Mar. 13, 2012 Parent Company [Member]	Sep. 16, 2011 Parent Company [Member]	Dec. 31, 2011 Officer [Member]	Mar. 13, 2012 Third Party [Member]
Related Party Transaction [Line Items]
Courseware sales												$ 600,000	$ 455,000
Series C Preferred Shares pledged by HEMG															772,793
Series C Preferred Shares pledeged by HEMG, converted to common shares														654,850
Common Shares Pledged											117,943
Share Price		$ 0.50	$ 0.35	$ 0.35	$ 0.35			$ 0.35			$ 1.00						$ 0.50
Accounts receivable, secured - related party, net of allowance	270,478					270,478
Allowance for doubtful accounts	502,315					502,315	502,315
Third Party Investors Purchased Shares								336,000									400,000
Purchase Value Of Shares								168,000
Company Purchased Shares								264,000
Company Purchased Shares Value								132,000
Accounts Receivable Secured Related Party Extended Due Date	Sep. 30, 2014
Shares guaranteed to be purchased by the Company		600,000
Shares the Company guaranteed it would use its best efforts to purchase from HEMG and resell to investors		1,400,000
Shares Company shall consent to additional private transfers		500,000
Shares HEMG agreed to not sell, pledge or otherwise transfer		142,500
Dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares		131,500
Shares a stockholder did not receive		11,000
Interest income recognized										1,867						594
Allowance for account receivable							502,315
Account receivable net of allowance						$ 270,478	$ 270,478		$ 772,793